Consolidated statements of cash flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Net earnings	$ 755	$ 814	$ 1,464	$ 1,502
Adjustments to reconcile net earnings to cash flows from operating activities
Severance, acquisition and other costs	24	36	24	120
Depreciation and amortization	1,008	977	2,000	1,886
Post-employment benefit plans cost	80	82	170	150
Net interest expense	243	235	481	465
Losses on investments	0	0	0	12
Income taxes	292	298	527	548
Contributions to post-employment benefit plans	(74)	(86)	(161)	(174)
Payments under other post-employment benefit plans	(19)	(19)	(38)	(38)
Severance and other costs paid	(33)	(40)	(68)	(81)
Interest paid	(252)	(249)	(488)	(472)
Income taxes paid (net of refunds)	(113)	(114)	(397)	(402)
Acquisition and other costs paid	(28)	(21)	(46)	(104)
Net change in operating assets and liabilities	174	241	85	55
Cash flows from operating activities	2,057	2,154	3,553	3,467
Cash flows used in investing activities
Capital expenditures	(1,056)	(1,042)	(1,987)	(1,894)
Business acquisitions	(21)	0	(244)	(1,635)
Disposition of intangibles and other assets	0	323	68	323
Acquisition of spectrum licences	0	0	(36)	0
Other investing activities	(20)	(5)	(55)	(14)
Cash flows used in investing activities	(1,097)	(724)	(2,254)	(3,220)
Cash flows used in financing activities
Increase in notes payable	97	127	40	435
Decrease in securitized trade receivables	(2)	(360)	(2)	(10)
Issue of long-term debt	0	0	1,466	1,496
Repayment of long-term debt	(1,068)	(472)	(1,241)	(1,076)
Issue of common shares	1	41	2	89
Repurchase of shares for settlement of share-based payments	(49)	(45)	(137)	(141)
Repurchase of common shares	0	0	(175)	0
Cash dividends paid on common shares	(678)	(626)	(1,324)	(1,220)
Cash dividends paid on preferred shares	(35)	(30)	(68)	(73)
Cash dividends paid by subsidiaries to non-controlling interest	0	(9)	(13)	(21)
Return of capital to non-controlling interest	(12)	0	(41)	0
Other financing activities	(23)	(9)	(41)	(22)
Cash flows used in financing activities	(1,769)	(1,383)	(1,534)	(543)
Net decrease in cash	(421)	(19)	(188)	(183)
Cash at beginning of period	675	439	442	603
Cash at end of period	254	420	254	420
Net (decrease) increase in cash equivalents	(388)	66	(47)	(113)
Cash equivalents at beginning of period	524	71	183	250
Cash equivalents at end of period	$ 136	$ 137	$ 136	$ 137